Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 Investment	Apr. 01, 2018
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	$ 43,900,000	$ 76,300,000	$ 52,400,000
Tax Adjustments, Settlements, and Unusual Provisions	163,200,000	0	0
Net taxes payable	195,500,000	16,800,000
Provision for income taxes	1,180,300,000	542,600,000	540,800,000
Tax cuts and jobs act, reduction in income tax expense related to revaluing deferred tax assets and liabilities			99,500,000
Tax cuts and jobs act, provisional tax amount related to deductibility of executive compensation expense		(3,900,000)	4,500,000
Stock-based compensation	25,900,000	25,100,000	25,100,000
Net deferred income taxes	0	43,200,000
Deferred Tax Liabilities, Net	132,500,000	0
Deferred tax assets valuation allowance	0	0
Interest and Penalties [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 9,900,000	0	$ 200,000
Chief Financial Officer [Member]
Income Taxes [Line Items]
Stock-based compensation		300,000
Liability for Claims and Claims Adjustment Expense [Member]
Income Taxes [Line Items]
Net deferred income taxes		67,100,000
Deferred Tax Liabilities, Net		$ 67,100,000
ARX Holding Corp.
Income Taxes [Line Items]
Equity interest percentage	87.10%	86.80%	69.00%
ARX Holding Corp. | Lower Limit
Income Taxes [Line Items]
Equity interest percentage					80.00%
Alternative Energy [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	$ 38,100,000	$ 71,000,000.0	$ 48,700,000
Number of Investments | Investment				3
Tax Adjustments, Settlements, and Unusual Provisions	163,200,000
Net taxes payable	252,000,000.0
Net deferred income taxes	88,800,000
Provision for income taxes	100,000,000.0
Protective Deposits	$ 152,100,000